Summary of Significant Accounting Policies (Details) - Schedule of Potential Diluted Per Share - Nukkleus Inc.[Member] - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2022	Sep. 30, 2021
Schedule of Diluted Per Share [Abstract]
Stock options	4,350,000	5,850,000	5,850,000	5,850,000	5,850,000	1,000,000
Potentially dilutive security	4,350,000	5,850,000	5,850,000	5,850,000	5,850,000	2,250,000